Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

Administrator Class and Institutional Class

Supplement dated February 15, 2007, to the Prospectuses dated October 1, 2006.

Effective immediately, Marie Chandoha will no longer co-manage the Short Duration Government Bond Fund and Total Return Bond Fund. William Stevens and Thomas O’Connor, CFA will continue to co-manage these Funds on behalf of Wells Capital Management Incorporated. All references to Marie Chandoha in the above referenced Prospectuses are deleted.

Under “The Sub-Advisers and Portfolio Managers” section beginning on page 42 of the Administrator Class Prospectus: (i) references to the investment activities of the Total Return Bond Fund are intended to refer to the investment activities of the Total Return Bond Portfolio, the master portfolio in which the Total Return Bond Fund invests; and (ii) the biographical information for Thomas O’Connor, CFA and William Stevens is deleted and replaced with the following.

Thomas O’Connor, CFA Short Duration Government Bond Fund Total Return Bond Fund

Mr. O’Connor is jointly responsible for managing the Short Duration Government Bond Fund and the Total Return Bond Fund, both of which he has managed since 2003. Mr. O’Connor joined Wells Capital Management in 2003 as a portfolio manager and was promoted to senior portfolio manager in 2007. Mr. O’Connor is responsible for identifying value in mortgages. Prior to joining Wells Capital Management, Mr. O’Connor was a portfolio manager in the Fixed Income Division of Montgomery Asset Management from 2000 to 2003. Education: B.A., Business Administration, University of Vermont.

William Stevens Intermediate Government Income Fund Short Duration Government Bond Fund Total Return Bond Fund

Mr. Stevens is responsible for managing the Intermediate Government Income Fund, which he has managed since 2005. He is also jointly responsible for managing the Short Duration Government Bond Fund, which he has managed since 1992 and the Total Return Bond Fund, which he has managed since 1997. Mr. Stevens joined Wells Capital Management in 2003 as chief fixed income officer and senior managing director. He currently serves as senior portfolio manager and head of the Montgomery Fixed Income Investment Strategies Team. Prior to joining Wells Capital Management, Mr. Stevens was president and chief investment officer of Montgomery Asset Management, with oversight responsibility for all investment related activities, as well as co-head and founder of Montgomery’s Fixed Income Division since 1992. Education: B.A., Economics, Wesleyan University; M.B.A., Harvard Business School.

Under “The Sub-Adviser and Portfolio Managers” section beginning on page 36 of the Institutional Class Prospectus: (i) references to the investment activities of the Total Return Bond Fund are intended to refer to the investment activities of the Total Return Bond Portfolio, the master portfolio in which the Total Return Bond Fund invests; and (ii) the biographical information for Thomas O’Connor, CFA and William Stevens is deleted and replaced with the following.

Thomas O’Connor, CFA Short Duration Government Bond Fund Total Return Bond Fund

Mr. O’Connor is jointly responsible for managing the Short Duration Government Bond Fund and the Total Return Bond Fund, both of which he has managed since 2003. Mr. O’Connor joined Wells Capital Management in 2003 as a portfolio manager and was promoted to senior portfolio manager in 2007. Mr. O’Connor is responsible for identifying value in mortgages. Prior to joining Wells Capital Management, Mr. O’Connor was a portfolio manager in the Fixed Income Division of Montgomery Asset Management from 2000 to 2003. Education: B.A., Business Administration, University of Vermont.

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William Stevens Short Duration Government Bond Fund Total Return Bond Fund

Mr. Stevens is jointly responsible for managing the Short Duration Government Bond Fund, which he has managed since 1992 and the Total Return Bond Fund, which he has managed since 1997. Mr. Stevens joined Wells Capital Management in 2003 as chief fixed income officer and senior managing director. He currently serves as senior portfolio manager and head of the Montgomery Fixed Income Investment Strategies Team. Prior to joining Wells Capital Management, Mr. Stevens was president and chief investment officer of Montgomery Asset Management, with oversight responsibility for all investment related activities, as well as co-head and founder of Montgomery’s Fixed Income Division since 1992. Education: B.A., Economics, Wesleyan University; M.B.A., Harvard Business School.

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Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND (Class C only)

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE INCOME PLUS FUND

WELLS FARGO ADVANTAGE INFLACTION-PROTECTED BOND FUND

WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE STABLE INCOME FUND

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND

Class A, Class B and Class C

Supplement dated February 15, 2007, to the Prospectus dated October 1, 2006, as previously supplemented on October 3, 2006.

Effective immediately, Marie Chandoha will no longer co-manage the Short Duration Government Bond Fund and Total Return Bond Fund. William Stevens and Thomas O’Connor, CFA will continue to co-manage these Funds on behalf of Wells Capital Management Incorporated. All references to Marie Chandoha in the above referenced Prospectus are deleted.

Under “The Sub-Advisers and Portfolio Managers” section beginning on page 54 of the Prospectus: (i) references to the investment activities of the Total Return Bond Fund are intended to refer to the investment activities of the Total Return Bond Portfolio, the master portfolio in which the Total Return Bond Fund invests; and (ii) the biographical information for Thomas O’Connor, CFA and William Stevens is deleted and replaced with the following.

Thomas O’Connor, CFA Short Duration Government Bond Fund Total Return Bond Fund

Mr. O’Connor is jointly responsible for managing the Short Duration Government Bond Fund and the Total Return Bond Fund, both of which he has managed since 2003. Mr. O’Connor joined Wells Capital Management in 2003 as a portfolio manager and was promoted to senior portfolio manager in 2007. Mr. O'Connor is responsible for identifying value in mortgages. Prior to joining Wells Capital Management, Mr. O’Connor was a portfolio manager in the Fixed Income Division of Montgomery Asset Management from 2000 to 2003. Education: B.A., Business Administration, University of Vermont.

William Stevens Intermediate Government Income Fund Short Duration Government Bond Fund Total Return Bond Fund

Mr. Stevens is responsible for managing the Intermediate Government Income Fund, which he has managed since 2005. He is also jointly responsible for managing the Short Duration Government Bond Fund, which he has managed since 1992 and the Total Return Bond Fund, which he has managed since 1997. Mr. Stevens joined Wells Capital Management in 2003 as chief fixed income officer and senior managing director. He currently serves as senior portfolio manager and head of the Montgomery Fixed Income Investment Strategies Team. Prior to joining Wells Capital Management, Mr. Stevens was president and chief investment officer of Montgomery Asset Management, with oversight responsibility for all investment related activities, as well as co-head and founder of Montgomery’s Fixed Income Division since 1992. Education: B.A., Economics, Wesleyan University; M.B.A., Harvard Business School.

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The following information was contained within the October 3, 2006, supplement and is included herewith for your convenience.

This supplement contains important information about the Class A shares of the Funds referenced above (the “Funds”), except for the Government Securities Fund. The following information supplements the information found in the section entitled “Class A Shares Sales Charge Reductions and Waivers” beginning on page 61 of the Prospectus:

•

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

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Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND

Class Z

Supplement dated February 15, 2007, to the Prospectus dated October 1, 2006, as previously supplemented on December 4, 2006.

Effective immediately, Marie Chandoha will no longer co-manage the Total Return Bond Fund. William Stevens and Thomas O’Connor, CFA will continue to co-manage the Fund on behalf of Wells Capital Management Incorporated. All references to Marie Chandoha in the above referenced Prospectus are deleted.

Under “The Sub-Adviser and Portfolio Managers” section beginning on page 16 of the Prospectus: (i) references to the investment activities of the Total Return Bond Fund are intended to refer to the investment activities of the Total Return Bond Portfolio, the master portfolio in which the Total Return Bond Fund invests; and (ii) the biographical information for Thomas O’Connor, CFA and William Stevens is deleted and replaced with the following.

Thomas O’Connor, CFA Total Return Bond Fund

Mr. O’Connor is jointly responsible for managing the Total Return Bond Fund, which he has managed since 2003. Mr. O’Connor joined Wells Capital Management in 2003 as a portfolio manager and was promoted to senior portfolio manager in 2007. Mr. O'Connor is responsible for identifying value in mortgages. Prior to joining Wells Capital Management, Mr. O’Connor was a portfolio manager in the Fixed Income Division of Montgomery Asset Management from 2000 to 2003. Education: B.A., Business Administration, University of Vermont.

William Stevens Total Return Bond Fund

Mr. Stevens is jointly responsible for managing the Total Return Bond Fund, which he has managed since 1997. Mr. Stevens joined Wells Capital Management in 2003 as chief fixed income officer and senior managing director. He currently serves as senior portfolio manager and head of the Montgomery Fixed Income Investment Strategies Team. Prior to joining Wells Capital Management, Mr. Stevens was president and chief investment officer of Montgomery Asset Management, with oversight responsibility for all investment related activities, as well as co-head and founder of Montgomery’s Fixed Income Division since 1992. Education: B.A., Economics, Wesleyan University; M.B.A., Harvard Business School.

The following information was contained within the December 4, 2006, supplement and is included herewith for your convenience.

This supplement contains important information about the Class Z shares of the Funds referenced above (the “Funds”). Effective immediately, the following minimum investment information replaces the minimum investment information found in the section entitled “How to Buy Shares” beginning on page 22 of the Prospectus:

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts	$2,500	$100
Automatic Investment Plans	$50	$50
IRAs, IRA rollovers, Roth IRAs	$1,000	$100
UGMA/UTMA accounts	$1,000	$50
Employer-Sponsored Retirement Plans	no minimum	no minimum

103323 02-07	IFIV027/P1002SP

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Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CORPORATE BOND FUND

WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE INCOME PLUS FUND

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE STABLE INCOME FUND

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Class A, Class B, Class C, Class Z,

Administrator Class, Advisor Class, Institutional Class and Investor Class

Supplement dated February 15, 2007, to the Statement of Additional Information

dated October 1, 2006.

Short Duration Government Bond Fund and Total Return Bond Fund

Effective immediately, Marie Chandoha will no longer co-manage the Short Duration Government Bond Fund and Total Return Bond Fund. William Stevens and Thomas O’Connor, CFA will continue to co-manage these Funds on behalf of Wells Capital Management Incorporated. All information as it relates to Marie Chandoha in the above referenced Statement of Additional Information is deleted.

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